Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD INSTITUTIONAL INDEX FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 26, 2024
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2024